12. INCOME TAXES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Non-Current deferred tax asset:
Net operating loss carry-forwards	$ 4,946,000	$ 2,374,000
Valuation allowance	(4,946,000)	(2,374,000)
Net non-current deferred tax asset